Segment Reporting	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment Reporting	Segment Reporting
As of December 31, 2019, the Company's reportable segments were Generation, Retail and Corporate. Retail included Mass market and C&I customers, as well as other distributed and reliability products. Generation included all power plant activities, as well as renewables. The Company began managing its integrated model based on the combined results of the retail and wholesale generation businesses with a geographical focus in 2020. As a result, the Company changed its business segments to Texas, East and West/Other beginning in the first quarter of 2020. The Company's updated segment structure reflects how management currently makes financial decisions and allocates resources. All affected disclosures presented herein have been recast to reflect these changes for all periods presented. For further discussion, refer to Note 1, Nature of Business.
NRG's chief operating decision maker, its chief executive officer, evaluates the performance of its segments based on operational measures including adjusted earnings before interest, taxes, depreciation and amortization, or Adjusted EBITDA, free cash flow and capital for allocation, as well as net income/(loss) and net income/(loss) attributable to NRG Energy, Inc.
On February 4, 2019, the Company completed the sale and deconsolidation of South Central Portfolio. On August 31, 2018, NRG deconsolidated NRG Yield Inc., its Renewables Platform and Carlsbad for financial reporting purposes. In 2018, the financial information for historical periods was recast to reflect the presentation of discontinued operations within the corporate segment. Refer to Note 4, Acquisitions, Discontinued Operations and Dispositions, for further discussion.
The Company had no customer that comprised more than 10% of the Company's consolidated revenues during the years ended December 31, 2019 and 2017. The company had one customer in the Texas segment that comprised 11% of the Company's consolidated revenues during the year ended December 31, 2018.
Intersegment sales are accounted for at market.

	For the Year Ended December 31, 2019
(In millions)	Texas	East	West/Other	Corporate(a)	Eliminations	Total
Operating revenues(a)	$7,069	$2,319	$440	$—	$(7)	$9,821
Operating expenses	5,818	1,895	397	50	(7)	8,153
Depreciation and amortization	188	121	33	31	—	373
Impairment losses	1	—	4	—	—	5
Development costs	3	3	1	—	—	7
Total operating cost and expenses	6,010	2,019	435	81	(7)	8,538
Gain on sale of assets	—	1	—	6	—	7
Operating income/(loss)	1,059	301	5	(75)	—	1,290
Equity in (losses)/earnings of unconsolidated affiliates	(4)	—	6	—	—	2
Impairment losses on investments	(103)	—	—	(5)	—	(108)
Other income, net	20	6	10	30	—	66
Loss on debt extinguishment	—	—	(3)	(48)	—	(51)
Interest expense	—	(18)	(10)	(385)	—	(413)
Income/(loss) from continuing operations before income taxes	972	289	8	(483)	—	786
Income tax expense/(benefit)	—	2	1	(3,337)	—	(3,334)
Net income from continuing operations	972	287	7	2,854	—	4,120
Gain from discontinued operations, net of income tax	—	—	—	321	—	321
Net Income	972	287	7	3,175	—	4,441
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interests	—	—	3	—	—	3
Net income attributable to NRG Energy, Inc.	$972	$287	$4	$3,175	$—	$4,438

Balance sheet
Equity investments in affiliates	$6	$—	$382	$—	$—	$388
Capital expenditures	136	30	25	37	—	228
Goodwill(b)	325	254	—	—	—	579
Total assets	$5,711	$2,160	$1,190	$8,342	$(4,872)	$12,531

(a) Inter-segment sales and inter-segment net derivative gains and losses included in operating revenues	$1	$8	$(2)	$—	$—	$7
(b) Goodwill was allocated based on the regions in which the business operates and are expected to benefit using a relative fair value approach

	For the Year Ended December 31, 2018
(In millions)	Texas	East	West/Other	Corporate(a)	Eliminations	Total
Operating revenues(a)	$6,401	$2,371	$724	$—	$(18)	$9,478
Operating expenses	5,399	2,024	467	125	(18)	7,997
Depreciation and amortization	156	105	127	33	—	421
Impairment losses	5	82	12	—	—	99
Development costs	3	3	3	2	—	11
Total operating cost and expenses	5,563	2,214	609	160	(18)	8,528
Gain on sale of assets	4	—	(2)	30	—	32
Operating income/(loss)	842	157	113	(130)	—	982
Equity in (losses)/earnings of unconsolidated affiliates	(3)	—	13	(1)	—	9
Impairment losses on investments	(15)	—	—	—	—	(15)
Other income/(loss), net	13	2	4	(1)	—	18
Loss on debt extinguishment	—	—	—	(44)	—	(44)
Interest expense	—	(22)	(39)	(422)	—	(483)
Income/(loss) from continuing operations before income taxes	837	137	91	(598)	—	467
Income tax expense	—	1	—	6	—	7
Net income/(loss) from continuing operations	837	136	91	(604)	—	460
Loss from discontinued operations, net of income tax	—	—	—	(192)	—	(192)
Net Income/(loss)	837	136	91	(796)	—	268
Less: Net income/(loss) attributable to noncontrolling interests and redeemable noncontrolling interests	—	—	5	(5)	—	—
Net income/(loss) attributable to NRG Energy, Inc.	$837	$136	$86	$(791)	$—	$268

Balance sheet
Equity investments in affiliates	$6	$—	406	$—	$—	$412
Capital expenditures	143	171	29	45	—	388
Goodwill(b)	320	253	—	—	—	573
Total assets	$5,357	$2,187	$1,548	$6,631	$(5,095)	$10,628

(a) Inter-segment sales and inter-segment net derivative gains and losses included in operating revenues	$19	$(5)	4	$—	$—	$18
(b) Goodwill was allocated based on the regions in which the business operates and are expected to benefit using a relative fair value approach

	For the Year Ended December 31, 2017
(In millions)	Texas	East	West/Other	Corporate(a)	Eliminations	Total
Operating revenues(a)	$6,318	$2,009	$788	$6	$(47)	$9,074
Operating expenses	5,393	1,684	498	239	(48)	7,766
Depreciation and amortization	258	112	194	35	(3)	596
Impairment losses	1,317	106	111	—	—	1,534
Development costs	4	6	6	6	—	22
Total operating costs and expenses	6,972	1,908	809	280	(51)	9,918
Other income - affiliate	—	—	—	87	—	87
Gain/(loss) on sale of assets	5	15	(5)	1	—	16
Operating (loss)/income	(649)	116	(26)	(186)	4	(741)
Equity in (losses)/earnings of unconsolidated affiliates	(22)	—	10	(2)	—	(14)
Impairment losses on investments	(69)	—	(6)	(4)	—	(79)
Other (expense)/income, net	(2)	4	22	27	—	51
Loss on debt extinguishment	—	—	—	(49)	—	(49)
Interest expense	—	(29)	(77)	(451)	—	(557)
(Loss)/income from continuing operations before income taxes	(742)	91	(77)	(665)	4	(1,389)
Income tax benefit	—	—	(6)	(38)	—	(44)
Net (loss)/income from continuing operations	(742)	91	(71)	(627)	4	(1,345)
Loss from discontinued operations, net of income tax	—	—	—	(992)	—	(992)
Net (loss)/income	(742)	91	(71)	(1,619)	4	(2,337)
Less: Net income/(loss) attributable to noncontrolling interests and redeemable noncontrolling interests	—	—	1	(189)	4	(184)
Net (loss)/income attributable to NRG Energy, Inc.	$(742)	$91	$(72)	$(1,430)	$—	$(2,153)

(a) Inter-segment sales and inter-segment net derivative gains and losses included in operating revenues	$41	$1	(4)	$9	$—	$47